PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 117.0%
Asset-Backed Securities 8.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.994%(c)	07/15/30	3,487	$3,505,215
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.717(c)	04/20/31	2,465	2,451,859
Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.968(c)	10/25/31	3,400	3,416,403
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	7.636(c)	10/20/31	3,302	3,304,399
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.614(c)	10/21/30	3,910	3,889,253
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.704(c)	04/22/29	1,953	1,946,870
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.816(c)	01/20/35	2,000	2,014,012
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.777(c)	07/20/30	1,669	1,663,665
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	7.214(c)	04/15/31	2,991	3,003,040
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.750(c)	04/25/31	1,702	1,695,474
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.610(c)	04/25/31	1,760	1,753,377
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.867(c)	10/20/31	4,000	3,985,107

Total Asset-Backed Securities (cost $32,399,294)				32,628,674

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% (original cost $5,338; purchased 03/21/23 - 04/03/23)(f) (cost $5,338)	7.000%	11/16/23(d)(oo)	36	$1,811
Corporate Bonds 98.9%
Aerospace & Defense 2.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,425	1,257,562
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	3,200	3,069,690
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	450	448,313
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	500	463,125
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	775	745,937

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	400	398,970
TransDigm, Inc.,
Gtd. Notes(aa)	5.500	11/15/27	2,900	2,702,167
Gtd. Notes	7.500	03/15/27	775	773,775
Sr. Sec’d. Notes, 144A	6.250	03/15/26	1,425	1,393,293
				11,252,832
Airlines 1.9%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	325	302,603
Sr. Sec’d. Notes, 144A	11.750	07/15/25	150	159,009

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	4,292	4,173,217
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	475	350,906
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,376,537

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	1,175	$900,344
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	425	325,125
				7,587,741
Apparel 0.6%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	618	568,103
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,797	1,716,037
				2,284,140
Auto Manufacturers 2.4%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	1,075	982,726
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	1,000	943,938
Sr. Unsec’d. Notes	2.900	02/16/28	1,075	914,039
Sr. Unsec’d. Notes	3.375	11/13/25	975	909,746
Sr. Unsec’d. Notes	3.664	09/08/24	250	243,347
Sr. Unsec’d. Notes	4.125	08/17/27	400	363,457
Sr. Unsec’d. Notes	4.950	05/28/27	200	187,453
Sr. Unsec’d. Notes	5.125	06/16/25	200	194,334
Sr. Unsec’d. Notes	6.800	05/12/28	1,925	1,920,175
Sr. Unsec’d. Notes	6.950	03/06/26	350	351,025
Sr. Unsec’d. Notes	7.350	11/04/27	850	860,238

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	650	650,000
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A	2.750	03/09/28	275	228,001
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	575	498,341

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.345%	09/17/27	250	$225,863
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	300	282,024
				9,754,707
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,050	975,187
Sr. Sec’d. Notes, 144A	7.000	04/15/28	305	299,437
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	84	81,167
Gtd. Notes	6.500	04/01/27	1,200	1,131,874

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	2,000	1,839,192
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	950	762,376
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	342,554
				5,431,787
Banks 0.5%
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	250	250,863
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A, MTN	5.017	06/26/24	600	587,262
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	1,275	1,264,048
				2,102,173
Building Materials 1.7%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	550	522,038
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	435	412,580
Gtd. Notes, 144A	4.875	12/15/27	1,175	1,001,428

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Masonite International Corp., Gtd. Notes, 144A	5.375%	02/01/28	125	$114,775
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,825	1,635,465
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27	3,300	3,051,576
				6,737,862
Chemicals 1.6%
Avient Corp., Sr. Unsec’d. Notes, 144A(aa)	5.750	05/15/25	2,474	2,422,275
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $379,118; purchased 05/19/21)(f)	10.250	09/01/27(d)	395	336,509
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	665	653,496
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28	875	855,135
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	41	39,375
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	2,025	1,776,998
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $202,855; purchased 12/15/22 - 05/16/23)(f)	13.000	12/16/27	204	204,640
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	175	157,421
				6,445,849
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	700	646,639
Commercial Services 5.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	646	591,884

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625%	07/15/26	7,600	$7,114,934
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	797	694,106

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,725,982
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	950	852,017
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	757,301
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,485,083

Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	825	804,332
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	2,576	2,423,743
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	550	464,224
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	675	563,827
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	125	116,134
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	5,235	5,198,943
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	243,735
				23,036,245
Computers 0.5%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	217,715
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,700	1,660,853
				1,878,568

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	200	$169,455
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	125	122,500
				291,955
Diversified Financial Services 5.1%
Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	4.750	12/15/24	3,225	3,124,562
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	405,562
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	4,156,180

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	1,650	915,272
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	1,050	887,482
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	200	196,392
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	100	99,396
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	500	441,585
Gtd. Notes, 144A	6.000	01/15/27	1,256	1,168,974
Navient Corp.,
Sr. Unsec’d. Notes	5.875	10/25/24	200	195,664
Sr. Unsec’d. Notes	6.750	06/25/25	950	927,814
Sr. Unsec’d. Notes, MTN	6.125	03/25/24	1,325	1,318,561
OneMain Finance Corp.,
Gtd. Notes	6.125	03/15/24	250	249,418
Gtd. Notes	6.875	03/15/25	1,075	1,061,377
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,033,025

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	1,050	999,530
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	750	653,460
				20,834,254

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 2.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	900	$811,737
Sr. Sec’d. Notes, 144A(aa)	5.250	06/01/26	1,716	1,653,374
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,000	894,964
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,132	1,063,043
Gtd. Notes, 144A	3.875	02/15/32	25	18,673
Gtd. Notes, 144A	5.250	06/15/29	400	353,699
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,440,448
Gtd. Notes, 144A	5.500	09/01/26	1,350	1,287,041
Gtd. Notes, 144A	5.625	02/15/27	150	141,167
				9,664,146
Electrical Components & Equipment 1.2%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	1,500	1,407,012
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	2,175	2,178,154
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,193,502
				4,778,668
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	1,800	1,789,314
Engineering & Construction 0.0%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	75	74,521
Entertainment 4.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	5,300	5,216,005
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,600	1,540,029
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	200	164,481

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,750	1,659,860

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625%	04/15/26	1,000	$1,002,908
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	550	534,236
Sr. Sec’d. Notes, 144A	6.500	02/15/25	1,550	1,532,640

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	225	188,284
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	650	581,750
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	4,150	3,796,439
				16,216,632
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	587	542,757
Gtd. Notes, 144A	4.625	01/15/27	2,175	2,041,763
Gtd. Notes, 144A	6.500	02/15/28	75	73,630
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	04/01/25	1,228	1,178,819
Gtd. Notes	5.250	09/15/27	650	534,964

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(aa)	7.500	04/15/25	1,500	1,478,666
Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28	1,338	1,242,764
				7,093,363
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	1,225	1,125,458
Sr. Unsec’d. Notes	5.875	08/20/26	550	515,649
				1,641,107
Healthcare-Services 3.2%
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,176,758

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	7.050%	12/01/27	792	$808,669

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	210	173,604
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	3,833	3,507,178
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	3,175	2,989,957
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	725	670,724
Sr. Sec’d. Notes	4.625	06/15/28	700	623,226
Sr. Sec’d. Notes	4.875	01/01/26	150	143,905
				13,094,021
Home Builders 6.1%
Adams Homes, Inc., Sr. Unsec’d. Notes, 144A	9.250	10/15/28	525	512,780
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	600	549,481
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	3,775	3,371,369
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(aa)	6.250	09/15/27	3,437	2,985,894
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,000	964,947
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	7.000	12/15/25	2,920	2,715,600
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	2,356	2,106,261
KB Home, Gtd. Notes	6.875	06/15/27	432	428,798
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	925	829,729
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	3,350	3,006,625
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	695	681,965

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750%	02/15/28	550	$486,086
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	1,280	1,199,360
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	2,296	2,152,464
Gtd. Notes, 144A	6.625	07/15/27	350	336,273

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	694,246
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	1,850	1,690,480
				24,712,358
Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	500	425,000
Sr. Sec’d. Notes, 144A	5.000	12/31/26	250	226,250
				651,250
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	575	428,021
Gtd. Notes	4.375	02/01/32	125	91,678
Gtd. Notes	4.500	10/15/29	300	237,180
				756,879
Internet 2.5%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	2,120	1,729,382
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	638,070
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	5,981,712

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250%	12/01/27	600	$566,378
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	1,435	1,283,593
				10,199,135
Iron/Steel 1.2%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	200	192,632
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,859	1,841,247
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	550	510,565
Sr. Sec’d. Notes, 144A	6.750	03/15/26	1,750	1,743,214

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	550	550,000
				4,837,658
Leisure Time 3.6%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	1,225	1,090,250
Gtd. Notes, 144A	7.625	03/01/26	1,450	1,405,717
Sr. Sec’d. Notes, 144A	4.000	08/01/28	350	303,695
Sr. Sec’d. Notes, 144A	7.000	08/15/29	575	563,500

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	475	464,358
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	1,650	1,480,875
Sr. Sec’d. Notes, 144A	5.875	02/15/27	975	897,000
Sr. Sec’d. Notes, 144A	8.125	01/15/29	175	170,406
Sr. Sec’d. Notes, 144A	8.375	02/01/28	725	718,656
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	200	189,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	225	221,625
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,025	941,719
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	725	658,829
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	3,625	3,932,654

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875%	09/15/27	1,475	$1,328,828
Gtd. Notes, 144A	6.250	05/15/25	500	486,250
				14,853,612
Lodging 3.9%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,375	1,230,141
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	500	459,966
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,257,941
Gtd. Notes	5.750	06/15/25	75	73,378
Gtd. Notes(aa)	6.750	05/01/25	3,162	3,144,177

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25	3,896	3,744,851
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	650	598,988
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	2,925	2,544,136
				16,053,578
Machinery-Diversified 0.9%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	900	878,478
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	2,881,313
				3,759,791
Media 10.8%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	1,280	1,271,979
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	2,560	2,291,349
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	5,165	4,751,552
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,074	2,941,159

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A	5.375%	02/01/28	500	$398,261
Gtd. Notes, 144A	5.500	04/15/27	3,520	2,939,133
Sr. Unsec’d. Notes	5.250	06/01/24	715	668,538
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	128,813
DISH DBS Corp.,
Gtd. Notes	5.875	11/15/24	1,850	1,697,375
Gtd. Notes	7.750	07/01/26	2,595	1,737,385

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,690	1,673,850
Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	5,173	4,608,379
iHeartCommunications, Inc., Sr. Sec’d. Notes(aa)	6.375	05/01/26	2,715	2,212,553
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	2,180	1,990,199
Nexstar Media, Inc., Gtd. Notes, 144A(aa)	5.625	07/15/27	3,345	3,009,381
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	3,350	2,568,380
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	1,250	989,327
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	5,084	4,967,066
Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,214	3,177,843
				44,022,522
Mining 2.3%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	200	197,488
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	825	789,938
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	200	175,450
Gtd. Notes, 144A	6.875	10/15/27	400	337,000
Gtd. Notes, 144A	7.500	04/01/25	1,879	1,752,355

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Hecla Mining Co., Gtd. Notes	7.250%	02/15/28	350	$336,318
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(aa)	4.500	04/01/26	2,920	2,703,628
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	625	586,531
Novelis Corp., Gtd. Notes, 144A(aa)	3.250	11/15/26	2,945	2,624,970
				9,503,678
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	1,523	1,407,171
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	500	493,782
				1,900,953
Office/Business Equipment 0.9%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	3,982	3,845,322
Oil & Gas 5.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,300	1,291,519
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A(aa)	7.000	11/01/26	4,025	3,889,737
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	1,587	1,638,577
Chesapeake Energy Corp., Gtd. Notes, 144A(aa)	5.500	02/01/26	2,936	2,850,803
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	875	860,549
Sr. Sec’d. Notes, 144A	7.000	06/15/25	200	196,697
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	650	654,665
Gtd. Notes, 144A	8.625	11/01/30	150	152,673

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27		675	$664,719
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26		200	193,470
Gtd. Notes, 144A	9.250	02/15/28		400	405,642

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		150	145,470
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		600	575,887
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		275	277,063
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		900	841,733
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		175	175,601
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		1,150	1,101,125
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		525	513,844
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	900	1,019,379
Range Resources Corp., Gtd. Notes	4.875	05/15/25		200	194,734
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month LIBOR + 0.750%^	13.052(c)	12/15/28		1,750	1,719,375
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		225	208,168
Gtd. Notes	8.375	09/15/28		900	930,606

Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27		1,200	1,157,044
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		225	220,500
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		75	73,519
Gtd. Notes	10.125	01/15/28		150	150,433
					22,103,532

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125%	08/15/26	300	$264,750
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	1,000	725,000

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	500	387,876
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,700	1,411,000
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	230,369
Sr. Sec’d. Notes, 144A	9.500	11/01/28	175	170,250
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	1,400	1,217,245

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	475	445,031
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	160	152,210
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	575	491,451
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	150	131,948
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	142,670
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	875	896,819
				6,666,619
Pharmaceuticals 2.1%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	2,025	1,673,819
Bausch Health Americas, Inc., Gtd. Notes, 144A(aa)	8.500	01/31/27	7,909	3,553,514

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125%	04/30/28	1,000	$863,897
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	3,514	2,359,697
				8,450,927
Pipelines 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	375	358,730
Gtd. Notes, 144A	7.875	05/15/26	2,525	2,548,475
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	505	495,359
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,475	1,440,624
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	400	397,336

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	750	706,681
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	225	226,889
Northriver Midstream Finance LP (Canada), Sr. Sec’d. Notes, 144A	5.625	02/15/26	375	355,313
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	449,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,270,169
Gtd. Notes, 144A	7.500	10/01/25	1,500	1,481,501
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	2,225	2,256,835
Sr. Sec’d. Notes, 144A	9.875	02/01/32	1,175	1,191,727

Western Midstream Operating LP, Sr. Unsec’d. Notes	3.100	02/01/25	2,100	2,018,182
				15,197,321

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25		1,975	$1,864,123
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		250	245,598
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		2,372	2,087,319
					4,197,040
Real Estate Investment Trusts (REITs) 2.2%
Diversified Healthcare Trust,
Gtd. Notes(aa)	9.750	06/15/25		2,684	2,604,664
Sr. Unsec’d. Notes	4.750	05/01/24		500	469,252
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	200	155,859
Gtd. Notes	5.000	10/15/27		2,250	1,743,045

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25		2,750	2,727,398
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		275	250,133
Gtd. Notes, 144A	7.250	07/15/28		200	195,027

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		901	843,445
					8,988,823
Retail 2.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.375	01/15/28		792	710,820
Sr. Sec’d. Notes, 144A	3.875	01/15/28		50	44,500

At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		100	34,198
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		525	512,139
Gtd. Notes, 144A	8.250	07/15/30		850	820,737
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	185	191,057
Sr. Sec’d. Notes	6.250	10/30/25	EUR	285	295,423

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A	6.750%	02/07/25	1,125	$1,113,075
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25	4,511	4,432,058

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $226,012; purchased 08/25/22 - 03/17/23)(f)	5.375	04/01/26	250	234,171
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	1,100	1,063,130
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	225	214,251
				9,665,559
Semiconductors 0.9%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25	3,630	3,500,082
Software 2.7%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	880	784,854
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A(aa)	7.125	10/02/25	2,000	1,973,719
Camelot Finance SA, Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26	5,720	5,281,350
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	500	431,039
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	2,500	2,345,060
				10,816,022
Telecommunications 5.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	2,270	1,912,475
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $14,540; purchased 03/21/23)(f)	8.000	04/01/25(d)	37	7,409

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $140,000; purchased 03/09/23)(f)	8.000%	12/31/26(d)	560	$11,200
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $1,205,742; purchased 10/19/23)(f)	13.000	12/31/25(d)	1,721	1,188,555
Sr. Sec’d. Notes, 144A (original cost $542,418; purchased 10/19/23)(f)	8.750	05/25/24	600	549,559
Sr. Sec’d. Notes, 144A (original cost $2,986,769; purchased 10/19/23)(f)	8.750	05/25/24	3,160	2,894,352

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)	1,000	25,000
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,545	1,438,781
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.625	09/15/27	1,530	1,030,435
Sr. Sec’d. Notes, 144A	3.400	03/01/27	2,550	2,371,525
Sprint LLC,
Gtd. Notes	7.625	02/15/25	2,030	2,057,898
Gtd. Notes(aa)	7.625	03/01/26	5,150	5,289,890
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	550	480,710
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,885	3,606,633
				22,864,422
Transportation 0.4%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	275	274,642
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	73,065
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,450	1,389,746
				1,737,453

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500%	05/01/28	450	$409,906

Total Corporate Bonds (cost $434,960,554)				402,330,966
Floating Rate and Other Loans 9.7%
Airlines 0.5%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.189(c)	04/21/28	2,086	2,089,829
Chemicals 0.1%
Venator Finance Sarl, Term Loan, 3 Month SOFR + 10.000%	15.426(c)	10/12/28	555	542,847
Commercial Services 1.0%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.939(c)	05/17/28	978	958,764
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.439(c)	05/04/28	1,300	1,279,510
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month SOFR + 2.364%	7.689(c)	12/01/28	805	803,772
Verscend Holding Corp., New Term Loan B, 1 Month SOFR + 4.114%	9.439(c)	08/27/25	977	975,736
				4,017,782
Computers 0.8%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.165(c)	03/01/29	2,059	1,959,824
NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.176(c)	03/27/29	1,275	1,216,563
				3,176,387

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	12.500%(c)	07/30/26(d)		2,534	$507,539
Entertainment 0.4%
Golden Entertainment, Inc., Term B1 Facility Term Loan, 1 Month SOFR + 2.850%	8.176(c)	05/28/30		1,551	1,545,995
Healthcare-Products 0.4%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month SOFR + 3.364%	8.689(c)	10/23/28		1,784	1,770,704
Insurance 0.4%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.189(c)	02/15/27		348	341,259
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.939(c)	02/15/27		398	386,782

Asurion LLC, New B-9 Term Loan, 1 Month SOFR + 3.364%	8.689(c)	07/31/27		999	952,529
					1,680,570
Media 0.5%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.835(c)	01/18/28		1,722	1,605,059
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.689(c)	03/15/26		398	394,544
					1,999,603
Mining 0.5%
Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%	8.787(c)	10/31/28	EUR	2,000	2,089,748

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers 0.8%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.652%(c)	09/15/28	441	$435,122
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.890(c)	09/15/28	2,840	2,825,422
				3,260,544
Retail 0.7%
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28	814	806,143
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.174(c)	12/17/27	998	947,415
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	9.074(c)	10/19/27	882	874,720
				2,628,278
Software 2.7%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.577(c)	02/15/29	1,629	1,572,140
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%	9.189(c)	10/02/25	4,308	4,301,196
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.939(c)	02/27/26	150	148,687

Dun & Bradstreet Corp., Term Loan B, 1 Month SOFR + 2.850%	8.176(c)	02/06/26	3,683	3,677,251
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.699(c)	07/14/28	1,220	1,107,706
				10,806,980
Telecommunications 0.8%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	60	54,416

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.389%(c)	01/31/30	364	$363,177
MLN US HoldCo LLC,
3L Term B Loans, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	4	320
Initial Term Loan, 3 Month SOFR + 6.440%	11.935(c)	10/18/27	21	14,401
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	48	12,326

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.824(c)	03/02/29	1,287	1,179,821
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	2,509	1,670,143
				3,294,604

Total Floating Rate and Other Loans (cost $42,447,343)				39,411,410

	Shares
Common Stocks 0.4%
Chemicals
TPC Group, Inc. (original cost $53,386; purchased 12/15/22)*^(f)	4,927	108,394
Venator Materials PLC*	367,437,522	1,467,913

Total Common Stocks (cost $5,165,240)		1,576,307

Total Long-Term Investments (cost $514,977,769)		475,949,168

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Short-Term Investment 10.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $41,642,090)(wb)	41,642,090	$41,642,090

TOTAL INVESTMENTS 127.3% (cost $556,619,859)		517,591,258
Liabilities in excess of other assets(z) (27.3)%		(110,935,724)

Net Assets 100.0%		$406,655,534

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,828,089 and 0.5% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $167,576,645 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of October 31, 2023.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,756,178. The aggregate value of $5,536,600 is 1.4% of net assets.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	2 Year U.S. Treasury Notes	Dec. 2023	$5,667,813	$(26,722)
777	5 Year U.S. Treasury Notes	Dec. 2023	81,178,287	(1,499,616)
5	20 Year U.S. Treasury Bonds	Dec. 2023	547,188	(52,499)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	562,813	(73,538)
				(1,652,375)
Short Position:
158	10 Year U.S. Treasury Notes	Dec. 2023	16,775,157	468,375
				$(1,184,000)
Forward foreign currency exchange contracts outstanding at October 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/02/23	BNYM	EUR	3,245	$3,431,149	$3,433,691	$2,542	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/02/23	BNP	EUR	3,245	$3,438,271	$3,433,691	$4,580	$—
Expiring 12/04/23	BNYM	EUR	3,245	3,435,565	3,438,578	—	(3,013)
Expiring 12/04/23	HSBC	EUR	387	409,125	409,646	—	(521)
				$7,282,961	$7,281,915	4,580	(3,534)
						$7,122	$(3,534)

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Credit default swap agreements outstanding at October 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	17,600	$(248,168)	$(182,244)	$65,924

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	53,500	5.161%	$420,738	$(19,408)	$(440,146)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Investment Grade Index(T)	1 Day SOFR(Q)/ 5.350%	BNP	12/20/23	(3,259)	$261,264	$—	$261,264
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.350%	BNP	03/20/24	10,200	(269,337)	—	(269,337)
					$(8,073)	$—	$(8,073)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).